PROPERTY, PLANT AND EQUIPMENT, NET - Schedule of Property, Plant and Equipment Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment, gross	¥ 3,583,503		¥ 3,386,050	$ 519,559
Less: accumulated depreciation	(308,210)		(224,877)	(44,686)
Impairment charges	¥ (16,148)	$ (2,341)	¥ (16,148)
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]	Asset Impairment Charges	Asset Impairment Charges	Asset Impairment Charges
Property, plant and equipment after impairment	¥ 3,259,145		¥ 3,145,025	472,532
Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment, gross	782,560		775,708	113,461
Medical equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment, gross	532,165		484,653	77,157
Electronic and office equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment, gross	58,038		57,215	8,415
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment, gross	3,717		3,718	537
Leasehold improvement and building improvement
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment, gross	75,032		78,724	10,879
Construction in Progress
PROPERTY, PLANT AND EQUIPMENT, NET
Property and equipment, gross	¥ 2,131,991		¥ 1,986,032	$ 309,110